Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Investment Properties

Investment Properties

As of January 1, 2017, the Company adopted Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805), which clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. As a result, the all of the Company’s acquisitions to date qualified as asset acquisitions and the Company expects future acquisitions of operating properties to qualify as asset acquisitions.  Accordingly, third-party transaction costs associated with these acquisitions have been and will be capitalized, while internal acquisition costs will continue to be expensed.

Accounting Standards Codification (“ASC”) 805 mandates that “an acquiring entity shall allocate the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at date of acquisition.” ASC 805 results in an allocation of acquisition costs to both the tangible and intangible assets associated with income producing real estate. Tangible assets include land, buildings, site improvements, tenant improvements and furniture, fixtures and equipment, while intangible assets include the value of in-place leases, lease origination costs (leasing commissions and tenant improvements), legal and marketing costs and leasehold assets and liabilities (above or below market leases), among others.

The Company uses independent, third party consultants to assist management with its ASC 805 evaluations. The Company determines fair value based on accepted valuation methodologies including the cost, market, and income capitalization approaches. The purchase price is allocated to the tangible and intangible assets identified in the evaluation.

The Company records depreciation on buildings and improvements utilizing the straight-line method over the estimated useful life of the asset, generally 5 to 40 years. The Company reviews depreciable lives of investment properties periodically and makes adjustments to reflect a shorter economic life, when necessary. Tenant allowances, tenant inducements and tenant improvements are amortized utilizing the straight-line method over the term of the related lease. Amounts allocated to buildings are depreciated over the estimated remaining life of the acquired building or related improvements.

Acquisition and closing costs are capitalized as part of each tangible asset on a pro rata basis. Improvements and major repairs and maintenance are capitalized when the repair and maintenance substantially extend the useful life, increases capacity or improves the efficiency of the asset. All other repair and maintenance costs are expensed as incurred.

The Company reviews investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable, but at least annually. These circumstances include, but are not limited to, declines in the property’s cash flows, occupancy and fair market value. The Company measures any impairment of investment property when the estimated undiscounted cash flows plus its residual value, is less than the carrying value of the property. To the extent impairment has occurred, the Company charges to income the excess of the carrying value of the property over its estimated fair value. The Company estimates fair value using unobservable data such as projected future operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. The Company may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values. The Company did not record any impairment adjustments to its properties during the three months or nine months ended September 30, 2019 or September 30, 2018, respectively.

Investment Properties

As of January 1, 2017, the Company adopted Accounting Standards Update (“ASU”) 2017‑01, Business Combinations (Topic 805), which clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows thec definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. As a result, the acquisitions that occurred in 2017 and 2018 qualified as asset acquisitions and most of the Company’s future acquisitions of operating properties will qualify as asset acquisitions. Accordingly, third-party transaction costs associated with these acquisitions have been and will be capitalized, while internal acquisition costs will continue to be expensed.

Accounting Standards Codification (“ASC”) 805 mandates that “an acquiring entity shall allocate the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at date of acquisition.” ASC 805 results in an allocation of acquisition costs to both the tangible and intangible assets associated with income producing real estate. Tangible assets include land, buildings, site improvements, tenant improvements and furniture and fixtures, while intangible assets include the value of in-place leases, lease origination costs (leasing commissions and tenant improvements), legal and marketing costs and leasehold assets and liabilities (above or below market), among others.

The Company uses independent, third party consultants to assist management with its ASC 805 evaluations. The Company determines fair value based on accepted valuation methodologies including the cost, market, and income capitalization approaches. The purchase price is allocated to the tangible and intangible assets identified in the evaluation.

The Company records depreciation on buildings and improvements utilizing the straight-line method over the estimated useful life of the asset, generally 5 to 40 years. The Company reviews depreciable lives of investment properties periodically and makes adjustments to reflect a shorter economic life, when necessary. Tenant allowances, tenant inducements and tenant improvements are amortized utilizing the straight-line method over the term of the related lease. Amounts allocated to buildings are depreciated over the estimated remaining life of the acquired building or related improvements.

Acquisition and closing costs are capitalized as part of each tangible asset on a pro rata basis. Improvements and major repairs and maintenance are capitalized when the repair and maintenance substantially extend the useful life, increases capacity or improves the efficiency of the asset. All other repair and maintenance costs are expensed as incurred.

The Company reviews investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable, but at least annually. These circumstances include, but are not limited to, declines in the property’s cash flows, occupancy and fair market value. The Company measures any impairment of investment property when the estimated undiscounted cash flows plus its residual value, is less than the carrying value of the property. To the extent impairment has occurred, the Company charges to income the excess of the carrying value of the property over its estimated fair value. The Company estimates fair value using unobservable data such as operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. The Company may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values.

During 2018, a tenant in the Company’s Franklin Square Property was evicted. The Company determined that the carrying value of the tenant improvements associated with this lease that were recorded as part of the purchase of the Franklin Square Property should be written off. As a result, the Company recorded a loss on impairment of $50,405 for the year ended December 31, 2018. The Company did not record any impairment adjustments to its investment properties during the year ended December 31, 2017.

Intangible Assets and Liabilities, net

Intangible Assets and Liabilities, net

The Company determines, through the ASC 805 evaluation, the above and below market lease intangibles upon acquiring a property. Intangible assets (or liabilities) such as above or below-market leases and in-place lease value are recorded at fair value and are amortized as an adjustment to rental revenue or amortization expense, as appropriate, over the remaining terms of the underlying leases. The Company amortizes amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. The analysis is conducted on a lease-by-lease basis.

The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of its intangible assets may not be recoverable, but at least annually. During the three months and nine months ended September 30, 2019 and 2018, respectively, the Company did not record any impairment adjustments to its intangible assets.

Details of these deferred costs, net of amortization, arising from the Company’s purchases of the Franklin Square Property, Hanover Square Property and Ashley Plaza Property are as follows:

	September 30,	December 31,
	2019	2018
	(unaudited)
Intangible Assets
Leasing commissions	$1,031,188	$305,646
Legal and marketing costs	116,340	95,950
Above market leases	678,096	648,409
Leases in place	2,437,906	1,535,829
	$4,263,530	$2,585,834

Intangible Liabilities
Below market leases, net	$(1,336,298)	$(439,726)

Capitalized above-market lease values are amortized as a reduction of rental income over the remaining terms of the respective leases. Capitalized below-market lease values are amortized as an increase to rental income over the remaining terms of the respective leases. Adjustments to rental revenue related to the above and below market leases during the three months and nine months ended September 30, 2019 and 2018, respectively, were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Amortization of above market leases	$(55,830)	$(60,444)	$(165,699)	$(164,605)
Amortization of below market leases	35,120	23,511	82,143	54,534
	$(20,710)	$(36,933)	$(83,556)	$(110,071)

Amortization of lease origination costs, leases in place and legal and marketing costs represent a component of depreciation and amortization expense. Amortization related to these intangible assets during the three months and nine months ended September 30, 2019 and 2018, respectively, were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Leasing commissions	$(28,180)	$(23,586)	$(74,109)	$(60,112)
Legal and marketing costs	(7,751)	(8,781)	(24,271)	(23,998)
Leases in place	(137,965)	(144,429)	(395,735)	(332,449)
	$(173,896)	$(176,796)	$(494,115)	$(416,559)

As of September 30, 2019 and December 31, 2018, the Company’s accumulated amortization of lease origination costs, leases in place and legal and marketing costs totaled $1,273,275 and $821,014, respectively.

Future amortization of above and below market leases, lease origination costs, leases in place, legal and marketing costs and tenant relationships is as follows:

	For the
	remaining
	three months
	ending
	December 31,					2024‑
	2019	2020	2021	2022	2023	2039	Total
Intangible Assets
Leasing commissions	$39,850	$152,216	$142,806	$109,232	$83,691	$503,393	$1,031,188
Legal and marketing costs	7,683	26,436	21,709	17,185	12,992	30,335	116,340
Above market leases, net	59,973	219,074	212,136	119,607	33,311	33,995	678,096
Leases in place	165,297	601,659	533,733	307,177	165,747	664,293	2,437,906
	$272,803	$999,385	$910,384	$553,201	$295,741	$1,232,016	$4,263,530

Intangible Liabilities
Below market leases, net	$(58,338)	$(219,714)	$(207,700)	$(185,252)	$(138,780)	$(526,514)	$(1,336,298)

Intangible Assets and Liabilities, net

The Company determines, through the ASC 805 evaluation, the above and below market lease intangibles upon acquiring a property. Intangible assets (or liabilities) such as above or below-market leases and in-place lease value are recorded at fair value and are amortized as an adjustment to rental revenue or amortization expense, as appropriate, over the remaining terms of the underlying leases. The Company amortizes amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. The analysis is conducted on a lease-by-lease basis.

During 2017, the Company recorded certain intangible assets and liabilities as part of its purchase of the Franklin Square Property. In May, 2018, the Company recorded certain intangible assets and liabilities as part of its purchase of the Hanover Square Property.

The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of its intangible assets may not be recoverable, but at least annually. During 2018, a tenant in the Company’s Franklin Square Property was evicted. The Company determined that the book value of the intangible assets associated with this lease that were recorded as part of the purchase of the Franklin Square Property should be written off. As a result, the Company recorded a loss on impairment of intangible assets of $141,173 for the year ended December 31, 2018. The Company did not record any impairment adjustments to its intangible assets during the year ended December 31, 2017.

Details of these deferred costs, net of amortization and the impact of the impairment adjustment, are as follows:

	December 31,
	2018	2017
Intangible Assets
Leasing commissions	$305,646	$278,625
Legal and marketing costs	95,950	112,167
Above market leases	648,409	771,856
Leases in place	1,535,829	1,097,256
	$2,585,834	$2,259,904

Intangible Liabilities
Below market leases, net	$(439,726)	$(300,724)

Capitalized above-market lease values are amortized as a reduction of rental income over the remaining terms of the respective leases. Capitalized below-market lease values are amortized as an increase to rental income over the remaining terms of the respective leases. Adjustments to rental revenue related to the above and below market leases during the years ended December 31, 2018 and 2017 were as follows:

	For the years ended December 31,
	2018	2017
Amortization of above market leases	$214,415	$127,734
Amortization of below market leases	(78,045)	(30,697)
	$136,370	$97,037

Amortization of lease origination costs, leases in place and legal and marketing costs represent a component of depreciation and amortization expense. Amortization related to these intangible assets during the years ended December 31, 2018 and 2017 were as follows:

	For the years ended December 31,
	2018	2017
Leasing commissions	$(82,306)	$(41,602)
Legal and marketing costs	(31,660)	(18,674)
Leases in place	(467,727)	(184,051)
	$(581,693)	$(244,327)

As of December 31, 2018 and 2017, the Company’s accumulated amortization of lease origination costs, leases in place and legal and marketing costs totaled $821,014 and $244,327, respectively.

Future amortization of above and below market leases, lease origination costs, leases in place, legal and marketing costs and tenant relationships is as follows:

	2019	2020	2021	2022	2023	2024-2027	Total
Intangible Assets
Leasing commissions	$88,331	$75,332	$67,721	$36,661	$17,855	$19,746	$305,646
Legal and marketing costs	30,054	20,736	16,127	11,739	8,126	9,168	95,950
Above market leases, net	212,864	180,650	173,712	81,183	—	—	648,409
Leases in place	490,184	404,455	365,252	157,418	54,354	64,166	1,535,829
	$821,433	$681,173	$622,812	$287,001	$80,335	$93,080	$2,585,834

Intangible Liabilities
Below market leases, net	$(94,045)	$(88,558)	$(85,321)	$(63,749)	$(48,840)	$(59,213)	$(439,726)

Conditional Asset Retirement Obligation

Conditional Asset Retirement Obligation

A conditional asset retirement obligation represents a legal obligation to perform an asset retirement activity in which the timing and/or method of settlement depends on a future event that may or may not be with the Company’s control. Currently, the Company does not have any conditional asset retirement obligations. However, any such obligations identified in the future would result in the Company recording a liability if the fair value of the obligation can be reasonably estimated. Environmental studies conducted at the time the Company acquired its properties did not reveal any material environmental liabilities, and the Company is unaware of any subsequent environmental matters that would have created a material liability.

The Company believes that its properties are currently in material compliance with applicable environmental, as well as non-environmental, statutory and regulatory requirements. The Company did not record any conditional asset retirement obligation liabilities during the three months and nine months ended September 30, 2019 and 2018, respectively.

Conditional Asset Retirement Obligation

A conditional asset retirement obligation represents a legal obligation to perform an asset retirement activity in which the timing and/or method of settlement depends on a future event that may or may not be with the Company’s control. Currently, the Company does not have any conditional asset retirement obligations. However, any such obligations identified in the future would result in the Company recording a liability if the fair value of the obligation can be reasonably estimated. Environmental studies conducted at the time the Company acquired its properties did not reveal any material environmental liabilities, and the Company is unaware of any subsequent environmental matters that would have created a material liability.

The Company believes that its properties are currently in material compliance with applicable environmental, as well as non-environmental, statutory and regulatory requirements. The Company did not record any conditional asset retirement obligation liabilities during the years ended December 31, 2018 and 2017, respectively.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents consist primarily of bank operating accounts and money markets. Financial instruments that potentially subject the Company to concentrations of credit risk include its cash and equivalents and its trade accounts receivable.

Restricted cash represents (i) amounts held by the Company for tenant security deposits, (ii) escrow deposits held by lenders for real estate tax, insurance, and operating reserves and (iii) capital reserves held by lenders for investment property capital improvements.

The Company places its cash and cash equivalents and any restricted cash held by the Company on deposit with financial institutions in the United States which are insured by the Federal Deposit Insurance Company ("FDIC") up to $250,000. The Company's credit loss in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. Management monitors the financial institutions credit worthiness in conjunction with balances on deposit to minimize risk. As of September 30, 2019, the Company held two cash accounts with balances that exceeded the FDIC limit by an aggregate amount of $1,027,534. As of December 31, 2018, the Company held one cash account with a balance that exceeded the FDIC limit by $650,699.

Tenant security deposits are restricted cash balances held by the Company to offset potential damages, unpaid rent or other unmet conditions of its tenant leases. As of September 30, 2019 and December 31, 2018, the Company reported $83,393 and $71,022, respectively, in security deposits held as restricted cash.

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and other operating reserves. As of September 30, 2019 and December 31, 2018, the Company reported $966,798 and $719,588, respectively, in escrow deposits.

Capital reserves are restricted cash balances held by lenders for capital improvements, leasing commissions and tenant improvements. As of September 30, 2019 and December 31, 2018, the Company reported $584,540 and $2,002,762, respectively, in capital property reserves. These funds are being held in reserve for improvements to the Hampton Inn Property ($82,693 and $1,601,809 as of September 30, 2019 and December 31, 2018, respectively), improvements to the Clemson Best Western Property ($50,000 and $0 as of September 30, 2019 and December 31, 2018, respectively) and tenant improvements, leasing commissions and maintenance reserves for the Franklin Square Property ($451,847 and $400,953 as of September 30, 2019 and December 31, 2018, respectively).

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents consist primarily of bank operating accounts and money markets. Financial instruments that potentially subject the Company to concentrations of credit risk include its cash and cash equivalents and its trade accounts receivable. The Company places its cash and cash equivalents on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company ("FDIC") up to $250,000. The Company’s credit loss in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. Management monitors the financial institutions credit worthiness in conjunction with balances on deposit to minimize risk. As of December 31, 2018, the Company held a cash account with a balance of $900,669, which exceeded the FDIC limit by $650,699. As of December 31, 2017, the Company did not hold cash accounts with balances greater than $250,000.

Escrow Deposits and Property Reserves

Escrow Deposits and Property Reserves

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and other operating reserves. The Company presents changes in escrow deposits as operating activities in the consolidated statement of cash flows. As of December 31, 2018 and 2017, the Company reported $719,588 and $406,401, respectively, in escrow deposits.

Property capital reserves are restricted cash balances held by lenders for capital improvements, leasing commissions and tenant improvements. The Company presents changes in property capital reserves as investing activities in the consolidated statement of cash flows. As of December 31, 2018 and 2017, the Company reported $2,002,762 and $2,571,325, respectively, as a capital property reserve. These funds are being held in reserve for improvements to the Hampton Inn Property ($1,601,809 and $2,206,099 as of December 31, 2018 and 2017 respectively) and tenant improvements and leasing commissions for the Franklin Square Property ($400,953 and $365,226 as of December 31, 2018 and 2017 respectively). During the years ended December 31, 2018 and 2017, respectively, $604,290 and $0 in funds were released from the Hampton Inn Property capital reserve to fund costs associated with improvements to the Hampton Inn Property and $64,944 and $0 were released from the Franklin Square Property capital reserve to fund leasing costs.

Security Deposits

Security Deposits

Security deposits are restricted cash balances held by the Company to offset potential damages, unpaid rent or other unmet conditions of its tenant leases. The Company presents changes in security deposits as operating activities in the consolidated statement of cash flows. As of December 31, 2018 and 2017, the Company reported $71,022 and $54,119, respectively in security deposits.

Other Assets

Other Assets

As of September 30, 2019 and December 31, 2018, the Company reported $180,100 and $0, respectively, in other assets. The Company records payments made for deposits, due diligence and other pre-acquisition costs for potential future investment properties as “other assets”. Upon acquisition of a property, these costs will be capitalized as part of either (i) the acquisition cost of the acquired property or (ii) as issuance costs related to mortgages payable. As of September 30, 2019, the Company reported $145,500 in other assets related to the Company’s acquisition of the Brookfield Center Property (see Note 10, below, for further discussion on the Brookfield Center Property).In addition, as of September 30, 2019, the Company reported $34,600 in capitalized franchise costs, net, in other assets.

Revenue Recognition

Revenue Recognition

The Company adopted ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) effective on January 1, 2019 (see Recent Accounting Pronouncements, below). This adoption did not have a material impact on the Company’s recognition of revenues from either its retail properties or its hotel property.

Retail Property Revenues

The Company recognizes minimum rents from its retail center properties (the Franklin Square, Hanover Square and Ashley Plaza properties) on a straight-line basis over the terms of the respective leases which results in an unbilled rent asset or deferred rent liability being recorded on the consolidated balance sheet. The Company’s leases generally require the tenant to reimburse the Company for a substantial portion of its expenses incurred in operating, maintaining, repairing, insuring and managing the shopping center and common areas (collectively defined as Common Area Maintenance or “CAM” expenses). The Company includes these reimbursements, along with other revenue derived from late fees and seasonal events, under the consolidated statements of operations caption "Retail center property tenant reimbursements." This significantly reduces the Company’s exposure to increases in costs and operating expenses resulting from inflation or other outside factors. The Company accrues reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. The Company calculates the tenant’s share of operating costs by multiplying the total amount of the operating costs by a fraction, the numerator of which is the total number of square feet being leased by the tenant, and the denominator of which is the average total square footage of all leasable buildings at the property. The Company also receives  payments for these reimbursements from substantially all its tenants on a monthly basis throughout the year.

The Company recognizes differences between previously estimated recoveries and the final billed amounts in the year in which the amounts become final. Since these differences are determined annually under the leases, the impact on revenues recognized for the three and nine months ended September 30, 2019 is not known.

The Company recognizes lease termination fees in the period that the lease is terminated and collection of the fees is reasonably assured. Upon early lease termination, the Company provides for losses related to unrecovered intangibles and other assets. During the three months and nine months ended September 30, 2019 and 2018, respectively, no such termination costs were recognized.

Hotel Property Revenues

Hotel revenues (from the Hampton Inn Property and Clemson Best Western Property) are recognized as earned, which is generally defined as the date upon which a guest occupies a room or utilizes the hotel’s services.

Revenue Recognition

Retail Property Revenues

The Company recognizes minimum rents from its retail center properties (the Franklin Square and Hanover Square properties) on a straight-line basis over the terms of the respective leases which results in an unbilled rent asset or deferred rent liability being recorded on the consolidated balance sheet. At December 31, 2018 and 2017, there were and $259,216 and $51,784, respectively, in unbilled rent. The Company’s leases generally require the tenant to reimburse the Company for a substantial portion of its expenses incurred in operating, maintaining, repairing, insuring and managing the shopping center and common areas (collectively defined as Common Area Maintenance or “CAM” expenses). The Company includes these reimbursements, along with other revenue derived from late fees and seasonal events, under the consolidated statements of operations caption "Retail center property tenant reimbursements." This significantly reduces the Company’s exposure to increases in costs and operating expenses resulting from inflation or other outside factors. The Company accrues reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. The Company calculates the tenant’s share of operating costs by multiplying the total amount of the operating costs by a fraction, the numerator of which is the total number of square feet being leased by the tenant, and the denominator of which is the average total square footage of all leasable buildings at the property. The Company also receives escrow payments for these reimbursements from substantially all its tenants throughout the year.

The Company recognizes differences between previously estimated recoveries and the final billed amounts in the year in which the amounts become final. During the year ended December 31, 2018, the Company recognized $67,726 in revenues for CAM reimbursements related to 2017 for the Franklin Square Property, $16,457 in revenues for CAM reimbursements related to 2018 for the Franklin Square Property and $35,941 in revenues for CAM reimbursements related to 2018 for the Hanover Square Property. The Company recognizes lease termination fees in the period that the lease is terminated and collection of the fees is reasonably assured. Upon early lease termination, the Company provides for losses related to unrecovered intangibles and other assets. During the years ended December 31, 2018 and 2017, no such termination costs were recognized.

Hotel Property Revenues

Hotel revenues (from the Hampton Inn Property) are recognized as earned, which is generally defined as the date upon which a guest occupies a room or utilizes the hotel’s services.

Rent and other receivables and unbilled rent

Rent and other receivables and unbilled rent

Rent and other receivables include tenant receivables related to base rents and tenant reimbursements. Unbilled rent includes receivables attributable to recording rents on a straight-line basis. The Company determines an allowance for the uncollectible portion of accrued rents and accounts receivable based upon customer credit worthiness (including expected recovery of a claim with respect to any tenants in bankruptcy), historical bad debt levels, and current economic trends. The Company considers a receivable past due once it becomes delinquent per the terms of the lease. A past due receivable triggers certain events such as notices, fees and other allowable and required actions per the lease. The Company’s allowance for uncollectible accounts are comprised of amounts specifically identified based on management’s review of individual tenants’ outstanding receivables.

Tenant receivables and unbilled rent

Tenant receivables include base rents, tenant reimbursements and receivables attributable to recording rents on a straight-line basis. The Company determines an allowance for the uncollectible portion of accrued rents and accounts receivable based upon customer credit-worthiness (including expected recovery of a claim with respect to any tenants in bankruptcy), historical bad debt levels, and current economic trends. The Company considers a receivable past due once it becomes delinquent per the terms of the lease. A past due receivable triggers certain events such as notices, fees and other allowable and required actions per the lease. As of December 31, 2018 and 2017, the Company’s allowance for uncollectible accounts totaled $15,194 and $38,628, respectively, which are comprised of amounts specifically identified based on management’s review of individual tenants’ outstanding receivables. Management determined that no additional general reserve is considered necessary as of December 31, 2018 and 2017, respectively.

Income Taxes

Income Taxes

Beginning with the Company’s taxable year ended December 31, 2017, the REIT has elected to be taxed as a real estate investment trust for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require the Company to distribute at least 90% of its taxable income to shareholders and meet certain other asset and income tests, as well as other requirements. If the Company fails to qualify as a REIT, it will be subject to tax at regular corporate rates for the years in which it fails to qualify. If the Company loses its REIT status it could not elect to be taxed as a REIT for five years unless the Company’s failure to qualify was due to reasonable cause and certain other conditions were satisfied. Management has evaluated the effect of the guidance provided by GAAP on Accounting for Uncertainty of Income Taxes and has determined that the Company had no uncertain income tax positions.

During the three months and nine months ended September 30, 2019, the Company’s Hampton Inn TRS and Clemson Best Western TRS subsidiaries generated a tax loss, so no income tax expense was recorded.  During the three months and nine months ended September 30, 2018, the Company’s Hampton Inn TRS entity generated taxable income, but management made the determination not to record income tax expense as of September 30, 2018 due to the Hampton Inn Property’s seasonal variations in taxable income.  Instead, management made the decision to record income tax expense for the full year as of December 31, 2018.

Income Taxes

Beginning with the Company’s taxable year ended December 31, 2017, the REIT has elected to be taxed as a real estate investment trust for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require the Company to distribute at least 90% of its taxable income to shareholders and meet certain other asset and income tests, as well as other requirements.

During the year ended December 31, 2018, the REIT’s Hampton Inn TRS entity generated taxable income and an expense and accrual of $53,151 has been recorded for federal and state income taxes. During the year ended December 31, 2017, the REIT’s Hampton Inn TRS entity generated a tax loss, so no accrual was recorded. If the Company fails to qualify as a REIT, it will be subject to tax at regular corporate rates for the years in which it fails to qualify. If the Company loses its REIT status it could not elect to be taxed as a REIT for five years unless the Company’s failure to qualify was due to reasonable cause and certain other conditions were satisfied. Management has evaluated the effect of the guidance provided by GAAP on Accounting for Uncertainty of Income Taxes and has determined that the Company had no uncertain income tax positions.

Use of Estimates

Use of Estimates

The Company has made estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and revenues and expenses during the reported period. The Company’s actual results could differ from these estimates.

Use of Estimates

The Company has made estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and revenues and expenses during the reported period. The Company’s actual results could differ from these estimates.

Assets Held for Sale

Assets Held for Sale

The Company records assets as held for sale when management has committed to a plan to sell the assets, actively seeks a buyer for the assets, and the consummation of the sale is considered probable and is expected within one year. The Company does not currently have plans to sell any of its properties.

Loss on Disposition of FF&E

Loss on Disposition of FF&E

The Company allocated and recorded a portion of the acquisition cost of the Hampton Inn Property to furniture, fixtures and equipment (“FF&E”), a component of investment properties on the condensed consolidated balance sheet, when it acquired the Hampton Inn Property in November 2017. As part of a property improvement plan for the Hampton Inn Property, the Company has replaced a significant portion of the FF&E it acquired. As a result, during the nine months ending September 30, 2019, the Company recorded a loss on disposition of FF&E of $983,855 which represented the net book value of the assets that were disposed. No such losses were recorded during the three months ended September 30, 2019 or the three and nine months ending September 30, 2018.

Noncontrolling Interests

Noncontrolling Interests

There are three elements of noncontrolling interests in the capital structure of the Company. The ownership interests not held by the REIT are considered noncontrolling interests. Accordingly, noncontrolling interests have been reported in equity on the consolidated balance sheets but separate from the Company’s equity. On the consolidated statements of operations, the subsidiaries are reported at the consolidated amount, including both the amount attributable to the Company and noncontrolling interests. Consolidated statements of changes in stockholders’ equity include beginning balances, activity for the period and ending balances for shareholders’ equity, noncontrolling interests and total equity.

The first noncontrolling interest is in the Hampton Inn Property in which the Company owns a 64 percent tenancy in common interest through its subsidiaries and an outside party owns a 36 percent tenancy in common interest. In 2017, the noncontrolling owner of the Hampton Inn Property provided $2.3 million as part of the acquisition of the Hampton Inn Property. The Hampton Inn Property’s net loss is allocated to the noncontrolling ownership interest based on its 36 percent ownership. During the three and nine months ended September 30, 2019, 36 percent of the Hampton Inn’s net loss of $257,478 and $1,842,694, respectively, or $92,691 and $663,369, respectively was allocated to the noncontrolling partnership interest. During the three and nine months ended September 30, 2018, 36 percent of the Hampton Inn’s net loss of $132,233 and $231,058, respectively, or $47,603 and $83,180 respectively, was allocated to the noncontrolling ownership interest.

The second noncontrolling interest is in the Hanover Square Property in which the Company owns an 84 percent tenancy in common interest through its subsidiary and an outside party owns a 16 percent tenancy in common interest. The Hanover Square Property’s net loss is allocated to the noncontrolling ownership interest based on its 16 percent ownership. During the three and nine months ended September 30, 2019, 16 percent of the Hanover Square Property’s net loss of $10,378 and $53,161, respectively, or $1,660 and $8,505, respectively, was allocated to the noncontrolling ownership interest. During the three and nine months ended September 30, 2018, 16 percent of the Hanover Square Property’s net loss of $31,304 and $58,741, respectively, or $5,009 and $9,399, respectively, was allocated to the noncontrolling ownership interest.

The third noncontrolling ownership interest are the units in the Operating Partnership that are not held by the REIT. In 2017, 125,000 Operating Partnership units were issued to members of the selling LLC which owned the Hampton Inn Property who elected to participate in a 721 exchange, which allows the exchange of interests in real property for shares in a real estate investment trust. These members of the selling LLC invested $1,175,000 in the Operating Partnership in exchange for 125,000 Operating Partnership units. The Operating Partnership units not held by the REIT represent 2.70 percent and 5.11 percent of the outstanding Operating Partnership units as of September 30, 2019 and December 31, 2018, respectively. The noncontrolling interest percentage is calculated at any point in time by dividing the number of units not owned by the Company by the total number of units outstanding. The noncontrolling interest ownership percentage will change as additional common or preferred shares are issued by the REIT, or additional Operating Partnerships units are issued or as units are exchanged for the Company’s $0.01 par value per share Common Stock. During periods when the Operating Partnership’s noncontrolling interest changes, the noncontrolling ownership interest is calculated based on the weighted average Operating Partnership noncontrolling ownership interest during that period. The Operating Partnership’s net loss is allocated to the noncontrolling unit holders based on their ownership interest.

During the three and nine months ended September 30, 2019, a weighted average of 2.71 percent and 3.36 percent, respectively, of the Operating Partnership’s net loss of $218,775 and $1,365,387, respectively, or $5,918 and $45,860 respectively, was allocated to the noncontrolling unit holders. During the three and nine months ended September 30, 2018, a weighted average of 5.91 percent and 6.46 percent, respectively, of the Operating Partnership’s net loss of $206,551 and $648,814, respectively, or $12,166 and $41,939, respectively, was allocated to the noncontrolling unit holders.

Noncontrolling Interests

There are three elements of noncontrolling interests in the capital structure of the Company. The ownership interests not held by the REIT are considered noncontrolling interests. Accordingly, noncontrolling interests have been reported in equity on the consolidated balance sheets but separate from the Company’s equity. On the consolidated statements of operations, the subsidiaries are reported at the consolidated amount, including both the amount attributable to the Company and noncontrolling interests. Consolidated statements of changes in stockholders’ equity include beginning balances, activity for the period and ending balances for shareholders’ equity, noncontrolling interests and total equity.

The first noncontrolling interest is the Hampton Inn Property in which the Company owns a 64 percent tenancy in common interest through its subsidiaries and an outside party owns a 36 percent tenancy in common interest. The second is the Hanover Square Property in which the Company owns an 84 percent tenancy in common interest through its subsidiary and an outside party owns a 16 percent tenancy in common interest. The third noncontrolling ownership interest are the units in the Operating Partnership that are not held by the REIT and represent 5.11 percent and 9.82 percent of the outstanding Operating Partnership units as of December 31, 2018 and December 31, 2017, respectively.

The noncontrolling interest in the Operating Partnership is the portion of equity in the majority owned and consolidated Operating Partnership not attributable to the REIT. The noncontrolling interest of the Operating Partnership common unit holders is calculated by multiplying the noncontrolling interest ownership percentage at the balance sheet date by the Operating Partnership’s net assets (total assets less total liabilities). The noncontrolling interest percentage is calculated at any point in time by dividing the number of units not owned by the Company by the total number of units outstanding. The noncontrolling interest ownership percentage will change as additional common or preferred shares are issued by the REIT, or additional Operating Partnerships units are issued or as units are exchanged for the Company’s $0.01 par value per share Common Stock. During periods when the Operating Partnership’s noncontrolling interest changes, the noncontrolling ownership interest is calculated based on the weighted average Operating Partnership noncontrolling ownership interest during that period.

The Hampton Inn Property’s net income (loss) is allocated to the noncontrolling ownership interest based on its 36 percent ownership. During the year ended December 31, 2018, 36 percent of the Hampton Inn’s net loss of $461,982, or $166,314 was allocated to the noncontrolling partnership interest. During the year ended December 31, 2017, 36 percent of the Hampton Inn’s net loss of $139,152, or $50,095, was allocated to the noncontrolling ownership interest.

The Hanover Square Property’s net loss is allocated to the noncontrolling ownership interest based on its 16 percent ownership. During the year ended December 31, 2018, 16 percent of the Hanover Square Property’s net loss of $94,858, or $15,177, was allocated to the noncontrolling ownership interest. The Company did not own the Hanover Square Property during 2017.

The Operating Partnership’s net loss is allocated to the noncontrolling unit holders based on their ownership interest. During the year ended December 31, 2018, a weighted average of 5.98 percent of the Operating Partnership’s net loss of $1,108,614 or $66,339, was allocated to the noncontrolling unit holders. During the year ended December 31, 2017, a weighted average of 9.82 percent of the Operating Partnership’s net loss of $718,314, or $70,534, was allocated to the noncontrolling unit holders.

In 2017, 125,000 Operating Partnership units were issued to members of the selling LLC which owned the Hampton Inn Property who elected to participate in a 721 exchange, which allows the exchange of interests in real property for shares in a real estate investment trust. In this transaction, members of the selling LLC exchanged their membership interests for units in the Operating Partnership. These members of the selling LLC invested $1,175,000 in the Operating Partnership in exchange for 125,000 Operating Partnership units. Also in 2017, the noncontrolling owner of the Hampton Inn Property provided $2.3 million as part of the acquisition of the Hampton Inn Property.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

For each of the accounting pronouncements that affect the Company, the Company has elected or plans to elect to follow the rule that allows companies engaging in an initial public offering as an Emerging Growth Company to follow the private company implementation dates.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements of ASC Topic 605, Revenue Recognition and most industry-specific guidance on revenue recognition throughout the ASC. The new standard is principles based and provides a five step model to determine when and how revenue is recognized. The core principle of the new standard is that revenue should be recognized when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The new standard also requires disclosure of qualitative and quantitative information surrounding the amount, nature, timing and uncertainty of revenues and cash flows arising from contracts with customers. In March 2016, the FASB issued ASU No. 2016‑08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the implementation guidance on principal versus agent considerations. In June 2016, the FASB issued ASU 2016‑12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which relates to assessing collectability, presentation of sales taxes, noncash consideration and completed contracts and contract modifications in transition. In December 2016, the FASB issued 2016‑20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which clarifies or corrects unintended application of the standard. Adoption is required for private companies for fiscal years beginning after December 15, 2018. In September 2017, the FASB issued ASU 2017‑13, Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606),  Leases (Topic 840), and Leases (Topic 842). These amendments provide additional clarification and implementation guidance on the previously issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606). The Company adopted Topic 606 effective on January 1, 2019.

A majority of the Company’s tenant-related revenue from its Franklin Square, Hanover Square and Ashley Plaza Properties is recognized pursuant to lease agreements and will be governed by the leasing guidance discussed below. The Company has evaluated its hotel revenues and concluded that the adoption of this standard did not impact the amount or timing of revenue recognition in its consolidated financial statements. As previously discussed, the Company completed its assessment of ASU No. 2014‑09 and has concluded that the guidance does not have a material impact on the Company’s method of revenue recognition or on the consolidated financial statements.

Accounting for Leases

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842). The amendments in this update govern a number of areas including, but not limited to, accounting for leases, replacing the existing guidance in ASC No. 840, Leases. Under this standard, among other changes in practice, a lessee’s rights and obligations under most leases, including existing and new arrangements, would be recognized as assets and liabilities, respectively, on the balance sheet. Other significant provisions of this standard include (i) defining the “lease term” to include the non-cancelable period together with periods for which there is a significant economic incentive for the lessee to extend or not terminate the lease; (ii) defining the initial lease liability to be recorded on the balance sheet to contemplate only those variable lease payments that depend on an index or that are in substance “fixed,” (iii) a dual approach for determining whether lease expense is recognized on a straight-line or accelerated basis, depending on whether the lessee is expected to consume more than an insignificant portion of the leased asset’s economic benefits and (iv) a requirement to bifurcate certain lease and non-lease components. The lease standard is effective for public companies for fiscal years beginning after December 15, 2018 (including interim periods within those fiscal years) and for private companies, fiscal years beginning after December 15, 2020, with early adoption permitted. The Company plans to adopt the standard effective on January 1, 2021. The accounting for leases under which the Company is the lessor remains largely unchanged and the Company is not currently a “lessee” under any lease agreements. Management does not believe the adoption will have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This update enhances the methodology of measuring expected credit losses to include the use of forward-looking information to better calculate credit loss estimates. The guidance will apply to most financial assets measured at amortized cost and certain other instruments, such as accounts receivable and loans. The guidance will require that the Company estimate the lifetime expected credit loss with respect to these receivables and record allowances that, when deducted from the balance of the receivables, represent the net amounts expected to be collected. The Company will also be required to disclose information about how it developed the allowances, including changes in the factors that influenced the Company’s estimate of expected credit losses and the reasons for those changes. For public companies, the guidance will be effective for interim and annual reporting periods beginning after December 15, 2020 and for private companies, periods after December 15, 2022. The Company is currently in the process of evaluating the impact the adoption of the guidance will have on its consolidated financial statements.

Cash Flows

In November 2016, the FASB issued ASU 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force). The ASU provides guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows in an effort to reduce diversity in practice. The standard requires a reconciliation of total cash, cash equivalents and restricted cash, such as escrows and operating property reserves and property capital reserves, in the cash flow statement or in the notes to the financial statements. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and early adoption is permitted. The new standard is to be applied retrospectively for all periods presented.

The Company adopted the standard as of January 1, 2019 and applied retrospectively. For the nine months ended September 30, 2018, the adoption resulted in a reduction of $175,973 in net cash used in operating activities and a reduction of $104,947 in net cash used in investing activities on the consolidated statements of cash flows

Recent Accounting Pronouncements

For each of the accounting pronouncements that affect the Company, the Company elected to follow the rule that allows companies engaging in an initial public offering as an Emerging Growth Company to follow the private company implementation dates.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014‑09, Revenue from Contracts with Customers. The objective of ASU No. 2014‑09 is to establish a single, comprehensive, five-step model for entities to use in accounting for revenue arising from contracts with customers that will supersede most of the existing revenue recognition guidance, including industry-specific guidance. The core principle of this standard is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU No. 2014‑09 applies to all contracts with customers except those that are within the scope of other topics in the FASB ASC. The new guidance is effective for public companies for annual reporting periods (including interim periods within those periods) beginning after December 15, 2017. Entities have the option of using either a full retrospective or modified retrospective approach to adopt ASU No. 2014‑09. The Company plans to follow the rule that allows companies engaging in an initial public offering as an Emerging Growth Company to follow the private company implementation dates, which has allowed the Company to adopt the standard effective on January 1, 2019.

Most significantly for the real estate industry, leasing transactions are not within the scope of the new standard. A majority of the Company’s tenant-related revenue is recognized pursuant to lease agreements and will be governed by the leasing guidance discussed below. The Company completed its assessment of ASU No. 2014‑09 and has concluded that the guidance will not have a material impact on the Company’s method of revenue recognition.

Accounting for Leases

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842). The amendments in this update govern a number of areas including, but not limited to, accounting for leases, replacing the existing guidance in ASC No. 840, Leases. Under this standard, among other changes in practice, a lessee’s rights and obligations under most leases, including existing and new arrangements, would be recognized as assets and liabilities, respectively, on the balance sheet. Other significant provisions of this standard include (i) defining the “lease term” to include the non-cancelable period together with periods for which there is a significant economic incentive for the lessee to extend or not terminate the lease; (ii) defining the initial lease liability to be recorded on the balance sheet to contemplate only those variable lease payments that depend on an index or that are in substance “fixed,” (iii) a dual approach for determining whether lease expense is recognized on a straight-line or accelerated basis, depending on whether the lessee is expected to consume more than an insignificant portion of the leased asset’s economic benefits and (iv) a requirement to bifurcate certain lease and non-lease components. The lease standard is effective for fiscal years beginning after December 15, 2018 (including interim periods within those fiscal years), with early adoption permitted. The Company plans to follow the rule that allows companies engaging in an initial public offering as an Emerging Growth Company to follow the private company implementation dates, which allows the Company to adopt the standard effective on January 1, 2020. Management does not believe the adoption will have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016‑13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments." This update enhances the methodology of measuring expected credit losses to include the use of forward-looking information to better calculate credit loss estimates. The guidance will apply to most financial assets measured at amortized cost and certain other instruments, such as accounts receivable and loans. The guidance will require that the Company estimate the lifetime expected credit loss with respect to these receivables and record allowances that, when deducted from the balance of the receivables, represent the net amounts expected to be collected. The Company will also be required to disclose information about how it developed the allowances, including changes in the factors that influenced the Company’s estimate of expected credit losses and the reasons for those changes. The guidance would be effective for interim and annual reporting periods beginning after December 15, 2020. The Company is currently in the process of evaluating the impact the adoption of the guidance will have on its consolidated financial statements.

Cash Flows

In August 2016, the FASB issued ASU No. 2016‑15, "Classification of Certain Cash Receipts and Cash Payments." This ASU amends guidance to either add or clarify the classification of certain cash receipts and payments in the statement of cash flows. Eight specific issues were identified for further clarification and include: debt prepayment or extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of company-owned life insurance policies, distributions received from equity method investees, beneficial interests in securitization transactions and the classification of cash flows that have aspects of more than one class of cash flows. The provisions of ASU No. 2016‑15 were effective for the Company as of January 1, 2018. The Company adopted the standard using the modified retrospective approach, and the adoption did not have any impact to the consolidated financial statements.

In November 2016, the FASB issued ASU 2016‑18, “Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force).” The ASU provides guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows in an effort to reduce diversity in practice. The standard requires a reconciliation of total cash, cash equivalents and restricted cash, such as escrows and operating property reserves and property capital reserves, in the cash flow statement or in the notes to the financial statements. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and early adoption is permitted. The new standard is to be applied retrospectively for all periods presented. The Company plans to adopt the rule that allows companies engaging in an initial public offering as an Emerging Growth Company to follow the private company implementation dates, which has allowed the Company to adopt the standard effective January 1, 2019.

Related Parties Under Common Control and Business Combinations

In October 2016, the FASB issued ASU No. 2016‑17, "Interests Held through Related Parties That Are Under Common Control." This ASU amends the consolidation guidance on how a reporting entity that is a single decision maker of a Variable Interest Entity (“VIE”) should treat indirect interests in the entity held through related parties that are under common control when determining whether it is the primary beneficiary of that VIE. The provisions of ASU No. 2016‑17 were effective for the Company as of January 1, 2017. The Company has adopted this update, and the adoption did not have any impact to the consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017‑01, "Business Combinations." This ASU narrows the definition of a business and provides a framework for evaluating whether a transaction is an acquisition of a business or an asset. The amendment provides a screen to evaluate whether a transaction is a business and requires that when substantially all of the fair value of the acquired assets can be concentrated in a single asset or identifiable group of similar assets, then the assets acquired are not a business. If the screen is not met, then to be considered a business, the assets must have an input and a substantive process to create outputs. The Company early adopted the provisions of ASU No. 2017‑01 as of January 1, 2017; this adoption had a material impact on the presentation of the Company’s consolidated financial statements. Specifically, as discussed above, acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. The Company’s property acquisitions to date have been accounted for as asset acquisitions.